Trade receivables - Movement table bad debt reserve (Details) - Allowance for doubtful accounts - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Beginning balance	€ (667)	€ (807)	€ (400)
Addition	(619)	(527)	(706)
Usage	115	249	122
Reversal	203	418	177
Ending balance	€ (968)	€ (667)	€ (807)